Premises and Equipment	12 Months Ended
Sep. 30, 2019
Property, Plant and Equipment [Abstract]
Premises and Equipment	PREMISES AND EQUIPMENT

The following table provides a summary of premises and equipment by asset type.

		September 30, 2019	September 30, 2018
	Estimated Useful Life	(In thousands)
Land	—	$117,431	$110,251
Buildings	25 - 40	165,088	156,803
Leasehold improvements	7 - 15	22,765	22,887
Furniture, software and equipment	2 - 10	138,553	126,979
		443,837	416,920
Less accumulated depreciation and amortization		(169,822)	(148,925)
		$274,015	$267,995

The Company has non-cancelable operating leases for certain branch offices. Future minimum net rental commitments for all non-cancelable leases, including maintenance and associated costs, are as follows: $5,838,000 for 2020, $5,246,000 for 2021, $4,698,000 for 2022, $4,302,000 for 2023, $3,596,000 for 2024 and $10,531,000 thereafter.

Rental expense, including amounts paid under month-to-month cancelable leases, amounted to $6,455,000, $6,477,000 and $5,500,000 in 2019, 2018, and 2017, respectively.